June 3, 2014
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 497(e) under the Securities Act of 1933 as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement dated May 23, 2014.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/Angela Borreggine
Angela Borreggine
Director and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000